Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Company's Commitments

The Company’s commitments as of December 31, 2017 were as follows:

In millions of U.S. dollars	Total	2018	2019	2020	2021	2022	Thereafter
Operating leases	227	55	40	32	21	13	66
Purchase obligations	1,423	946	232	129	116	—	—
of which:
Equipment purchase	774	684	90	—	—	—	—
Foundry purchase	557	198	123	120	116	—	—
Software, design, technologies and licenses	92	64	19	9	—	—	—
Other obligations	324	161	98	41	15	6	3

Total	1,974	1,162	370	202	152	19	69